Business Combinations (Tables)	12 Months Ended
Sep. 30, 2024
Acquisition of Pharmacies [Member]
Business Acquisition [Line Items]
Schedule of fair value of the assets and liabilities acquired in business combinations

The following table summarizes the fair value of the assets and liabilities acquired in business combinations for the year-ended September 30, 2024:

	Elora Apothecary Ltd.	Trailside Pharmacy Ltd.	0864009 B.C. Ltd.	Vaughan Endoscopy Clinic Inc.	Total - $
Total consideration transferred:
Cash consideration	1,559	741	2,395	-	4,695
Share consideration	150	150	250	-	550
Liabilities assumed	-	-	-	250	250
Total consideration	1,709	891	2,645	250	5,495
Assets
Cash	1	1	-	3	5
Accounts receivable	74	43	33	2	152
Inventories	139	91	84	-	314
Prepaid and other assets	14	21	227	37	299
Property and equipment	7	108	-	36	151
Right-of-use assets	98	810	140	515	1,563
Intangible assets (1)	793	265	1,132	-	2,190
Liabilities
Trade and other payables	(176)	(101)	(174)	(3)	(454)
Deferred tax liability	(205)	-	(292)	-	(497)
Lease liabilities	(98)	(810)	(140)	(515)	(1,563)
Net assets assumed	647	428	1,010	75	2,160

Goodwill	1,062	463	1,635	175	3,335

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.

The following table summarizes the fair value of the assets and liabilities acquired in business combinations for the year ended September 30, 2023:

	Pier Health Resource Centre Ltd.	S. Parsons Pharmacy Ltd.	Greg’s Drugs Ltd.	1907248 Alberta Ltd.	Clearbrook & Garden Park Pharmacy	Niagara Community Pharmacy Ltd.	Total - $
Total consideration transferred:
Cash consideration	7,262	3,608	2,074	1,067	3,044	1,257	18,312
Share consideration	300	300	-	-	400	300	1,300
Assumed debt	-	-	-	-	-	4,186	4,186
Total consideration	7,562	3,908	2,074	1,067	3,444	5,743	23,798
Assets
Cash	37	87	26	-	1	258	409
Accounts receivable	87	125	81	-	-	414	707
Inventories	169	84	243	58	126	527	1,207
Prepaid and other assets	36	40	17	5	17	3	118
Property and equipment	136	16	9	9	150	1,816	2,136
Right-of-use assets	667	61	298	95	194	1,792	3,107
Intangible assets (1)	3,262	2,104	865	210	1,454	1,653	9,548
Liabilities
Trade and other payables	(178)	(227)	(4)	-	-	(841)	(1,250)
Income tax payable	(23)	-	(18)	-	-	-	(41)
Lease liabilities	(667)	(61)	(298)	(95)	(194)	(1,792)	(3,107)
Deferred tax liabilities	(890)	(483)	(196)	-	-	(438)	(2,007)
Net assets assumed	2,636	1,746	1,023	282	1,748	3,392	10,827

Goodwill	4,926	2,162	1,051	785	1,696	2,351	12,971

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.